Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash, cash equivalents and restricted cash (including amounts of the consolidated VIEs of RMB1,024,148,680 and RMB267,290,165 as of December 31, 2024 and 2025, respectively)	¥ 338,187,517	¥ 1,170,386,076
Loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB6,086,217,494 and RMB1,013,029,316 as of December 31, 2024 and 2025, respectively)	2,487,818,792	7,545,283,306
Allowance for credit losses (including amounts of the consolidated VIEs of RMB591,519,389 and RMB187,246,156 as of December 31, 2024 and 2025, respectively)	(314,048,676)	(678,020,346)
Net loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB5,494,698,105 and RMB825,783,160 as of December 31, 2024 and 2025, respectively)	2,173,770,117	6,867,262,960
Loans held-for-sale (including amounts of the consolidated VIEs of RMB2,013,904,758 and RMB1,992,122,884 as of December 31, 2024 and 2025, respectively)	3,508,002,863	3,529,585,983
Investment securities (including amounts of the consolidated VIEs of RMB23,000,000 and RMB8,000,000 as of December 31, 2024 and 2025, respectively)	273,442,460	266,928,774
Property and equipment	177,700,454	187,477,921
Intangible assets		3,082,451
Deferred tax assets (including amounts of the consolidated VIEs of RMB 1,809,403 and RMB 7,607,426 as of December 31, 2024 and 2025, respectively)	318,345,730	131,112,019
Deposits (including amounts of the consolidated VIEs of RMB 130,977,736 and RMB 57,059,596 as of December 31, 2024 and 2025, respectively)	91,278,409	162,039,260
Right-of-use assets (including amounts of the consolidated VIEs of RMB 413,172 and RMB 821,569 as of December 31, 2024 and 2025, respectively)	11,760,434	25,049,991
Guaranteed assets (including amounts of the consolidated VIEs of RMB656,112,865 and RMB925,263,883 as of December 31, 2024 and 2025, respectively)	1,645,127,872	1,133,290,527
Other assets (including amounts of the consolidated VIEs of RMB29,910,749 and RMB21,749,504 as of December 31, 2024 and 2025, respectively)	1,711,503,840	1,550,898,580
Total assets	10,249,119,696	15,027,114,542
Liabilities and shareholders’ equity
Borrowings under agreements to repurchase (including amounts of the consolidated VIEs of RMB29,708,280 and RMB36,524,859 as of December 31, 2024 and 2025, respectively)	2,766,434,387	1,669,232,250
Other borrowings (including amounts of the consolidated VIEs of RMB5,844,144,937 and RMB591,994,138 as of December 31, 2024 and 2025, respectively)	673,140,631	5,933,286,917
Accrued employee benefits (including amounts of the consolidated VIEs of RMB38,168 and RMB33,769 as of December 31, 2024 and 2025, respectively)	7,918,035	15,337,376
Income taxes payable (including amounts of the consolidated VIEs of RMB2,013,889 and RMB4,353,507 as of December 31, 2024 and 2025, respectively)	259,788,832	199,758,987
Deferred tax liabilities (including amounts of the consolidated VIEs of Nil and 55,991 as of December 31, 2024 and 2025, respectively)	80,737,217	73,421,888
Lease liabilities (including amounts of the consolidated VIEs of RMB86,485 and RMB259,455 as of December 31, 2024 and 2025, respectively)	12,236,291	21,389,738
Credit risk mitigation position	1,074,211,035	1,370,674,079
Other liabilities (including amounts of the consolidated VIEs of RMB430,140,564 and RMB119,631,799 as of December 31, 2024 and 2025, respectively)	1,794,010,893	1,686,454,806
Total liabilities	6,668,477,321	10,969,556,041
Commitments and contingencies
Ordinary shares, value		916,743
Treasury stock	(124,680,070)	(122,897,896)
Additional paid-in capital	1,046,619,398	1,046,619,398
Retained earnings	2,671,346,946	3,141,740,988
Accumulated other comprehensive losses	(13,560,642)	(8,820,732)
Total equity attributable to owners of the Company	3,580,642,375	4,057,558,501
Non-controlling interests
Total shareholders’ equity	3,580,642,375	4,057,558,501
Total liabilities and shareholders’ equity	10,249,119,696	15,027,114,542
Class A Ordinary Shares
Liabilities and shareholders’ equity
Ordinary shares, value	916,743
Class B Ordinary Shares
Liabilities and shareholders’ equity
Ordinary shares, value